Note 7 - Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal tax benefit at statutory rate					$ 6,096	$ 3,338
Federal tax benefit at statutory rate, percentage					21.00%	21.00%
State tax benefit net of federal					$ 347	$ 25
State tax benefit net of federal, percentage					1.20%	0.20%
Foreign rate differential					$ 10	$ 7
Foreign rate differential, percentage					0.00%	0.00%
Stock warrant costs					$ 280	$ 1,413
Stock warrant costs, percentage					1.00%	8.90%
Other permanent differences					$ (145)	$ (77)
Other permanent differences, percentage					(0.50%)	(0.50%)
Permanent provision to return items					$ 395	$ 344
Permanent provision to return items, percentage					1.40%	2.20%
Stock compensation change					$ (49)	$ (37)
Stock compensation change, percentage					(0.20%)	(0.20%)
Uncertain tax provision					$ (61)	$ (57)
Uncertain tax provision, percentage					(0.20%)	(0.40%)
Increase in valuation allowance					$ (6,873)	$ (4,956)
Increase in valuation allowance, percentage					(23.70%)	(31.20%)
Total tax (expense) benefit	$ 0	$ 0	$ 0		$ 0	$ 0
Total tax (expense) benefit, percentage			0.00%	0.00%	0.00%	0.00%